Vanguard Intermediate-Term Corporate Bond Index Fund Expense Example - Institutional Prospectus [Member] - Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	38
Expense Example, with Redemption, 5 Years	48
Expense Example, with Redemption, 10 Years	$ 76